Suppliers and contractors (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of amount due to suppliers

	Notes	June 30, 2025	December 31, 2024
Third parties		5,169	4,004
Related parties	29(b)	285	230
Total		5,454	4,234

Schedule of supplier finance arrangements

	June 30, 2025	December 31, 2024
Carrying amount of accounts payable included in the Arrangements of which suppliers have already received payment	1,371	1,343
Carrying amount of accounts payable included in the Arrangements of which suppliers have not yet received payment	–	6
Total carrying amount relating to Arrangements with suppliers and contractors	1,371	1,349